Taxes	12 Months Ended
Dec. 31, 2025
Taxes
Taxes
25	Taxes
25.1	Components of provision for income taxes

The components of the provision for income taxes were as follows:

	For the year ended 31 December
	2025	2024	2023
	USD	USD	USD
Income tax benefit	78,018	—	41,305
	78,018	—	41,305

25.2	Deferred tax asset

Deferred income taxes reflect the net tax effects of temporary differences between the carrying amounts of assets and liabilities for financial reporting purposes and the amounts used for income tax purposes at the enacted rates. The significant components of the Group’s deferred tax assets resulted from the carried forward tax losses from current and previous year which are expected to be recoverable once the group is able to generate taxable income in future periods. The movement of deferred tax assets during the year was as follows:

	As of 31 December
	2025	2024
	USD	USD
As of 1 January	5,288,913	9,468,808
Income tax benefit	78,018	—
Expiration	-	(563,709)
Reversal	(233,084)	—
Foreign currency adjustments	352,957	(3,616,186)
As of 31 December	5,486,804	5,288,913

25.3	UAE Federal Corporate Tax

The Group has recognized an income tax benefit of $78,018 on account of the losses in the United Arab Emirates which are expected to be recoverable from future taxable income periods.